Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Abstract]
Net interest received in cash, included in operations	$ (382)	$ (206)
Taxes paid	6,549	5,699
Patent acquisition liability	$ 10	$ 1,000